UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 13, 2012


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     15309


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE




                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR THRIFTY AUTOMOTIVE GPCOMMON              256743105      366     5213 SH       SOLE                     5213
EL PASO CORP                COMMON              28336L109     2590    97477 SH       SOLE                    97477
GOODRICH CORP               COMMON              382388106     2029    16400 SH       SOLE                    16400
GOODRICH CORP               CALL                382388906     1368      674     CALL SOLE                      674
GRIFOLS S A                 SPONSORED ADR       398438309      134    24193 SH       SOLE                    24193
KINDER MORGAN MANAGEMENT LLCPUT                 49455U950        6      221     PUT  SOLE                      221
KINDER MORGAN MANAGEMENT LLCPUT                 49455U950       16      189     PUT  SOLE                      189
MEDCO HEALTH SOLUTIONS INC  COMMON              58405U102     1770    31658 SH       SOLE                    31658
MI DEVS INC                 COMMON              55304X104      287     8976 SH       SOLE                     8976
MOTOROLA MOBILITY HLDGS INC COMMON              620097105     1079    27798 SH       SOLE                    27798
PHARMASSET INC              CALL                71715N906        9       15     CALL SOLE                       15
PMI GROUP INC               NOTE                69344MAK7        8    38000 PRN      SOLE                    38000
RALCORP HLDGS INC           COMMON              751028101      123     1442 SH       SOLE                     1442
RSC HOLDINGS INC            COMMON              74972L102      412    22253 SH       SOLE                    22253
SANOFI                      RIGHT               80105N113       46    38433 SH       SOLE                    38433
SONOSITE INC                COMMON              83568G104      213     3956 SH       SOLE                     3956
SPDR GOLD TRUST             CALL                78463V907        3       61     CALL SOLE                       61
SPDR S&P 500 ETF TR         PUT                 78462F953       10       15     PUT  SOLE                       15
SPDR S&P 500 ETF TR         PUT                 78462F953       10        8     PUT  SOLE                        8
TEMPLE INLAND INC           COMMON              879868107     4353   137279 SH       SOLE                   137279
TEMPLE INLAND INC           CALL                879868907       14       21     CALL SOLE                       21
TESSERA TECHNOLOGIES INC    COMMON              88164L100       97     5768 SH       SOLE                     5768
TREEHOUSE FOODS INC         CALL                89469A904        0        3     CALL SOLE                        3
WILLIAMS COS INC            COMMON              969457100      278     8416 SH       SOLE                     8416
WILLIAMS COS INC            COMMON              969457100       56     1709 SH       SOLE                     1709
WILLIAMS COS INC            EX DISTRIB          969457142       32     1192 SH       SOLE                     1192
WILLIAMS PARTNERS L P       PUT                 96950F954        0       13     PUT  SOLE                       13